RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS [Text Block]

18. RIGHT-OF-USE ASSETS

The Company entered into leases to use certain land, buildings, mining equipment and corporate equipment for its operations. The Company is required to recognize right-of-use assets representing its right to use these underlying leased assets over the lease term.

Right-of-use assets are initially measured at cost, equivalent to its obligation for payments over the term of the leases, and subsequently measured at cost less accumulated depreciation and impairment losses. Depreciation is recorded on a straight-line basis over the shorter period of lease term and useful life of the underlying asset.

Right-of-use assets are comprised of the following:

	Land and	Machinery and
	Buildings	Equipment	Total
At December 31, 2023	$8,523	$18,761	$27,284
Additions	299	7,693	7,992
Remeasurements	236	921	1,157
Depreciation and amortization	(2,012)	(10,522)	(12,534)
At December 31, 2024	$7,046	$16,853	$23,898
Acquisition of Gatos (Note 4)	281	-	281
Additions	181	185	366
Remeasurements	(242)	5,166	4,924
Depreciation and amortization	(2,244)	(12,757)	(15,001)
At December 31, 2025	$5,022	$9,447	$14,469